UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS	2 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
General and administrative expenses	$ (11,222)	$ (1,490,780)	¥ (10,818,146)	¥ (9,436,963)
Loss before income taxes	(11,222)	1,010,767	7,334,830	(11,565,768)
Income tax expense	0	0	0	0
Net loss	$ (11,222)	$ 1,040,970	¥ 7,554,004	¥ (11,565,768)
Weighted average shares used in calculating net loss per share, Basic	1	50,000,000	50,000,000	50,000,000
Weighted average shares used in calculating net loss per share, Diluted	1	50,000,000	50,000,000	50,000,000
Net loss per share attributable to ordinary shareholders of the Company's shareholders, Basic | (per share)	$ (11,222)	$ 0.02	¥ 0.15	¥ (0.23)
Net loss per share attributable to ordinary shareholders of the Company's shareholders, Diluted | (per share)	$ (11,222)	$ 0.02	¥ 0.15	¥ (0.23)
Revenues		$ 15,156,767	¥ 109,988,114	¥ 41,606,354
Cost of revenues		(5,279,812)	(38,314,009)	(22,264,972)
Gross profit		9,876,955	71,674,105	19,341,382
Operating expenses:
Selling and marketing expenses		(6,798,839)	(49,337,137)	(22,995,405)
Research and development expenses		(602,381)	(4,371,300)	(2,809,699)
Total operating expenses		(8,892,000)	(64,526,583)	(35,242,067)
Operating loss		984,955	7,147,522	(15,900,685)
Interest expense, net		30,417	220,724	(304,128)
Other income/(loss), net		(4,605)	(33,416)	4,639,045
Net (loss)/profit	$ (11,222)	1,010,767	7,334,830	(11,565,768)
Less: net loss attributable to non-controlling interests		(30,203)	(219,174)	0
Sports Related Product Sales [Member]
Revenues		978,452	7,100,332	41,592,608
Cost of revenues		(453,338)	(3,289,735)	(22,230,398)
Service Revenue [Member]
Revenues		14,145,974	102,653,093	0
Other Revenue [Member]
Revenues		32,341	234,689	13,746
Service Cost [Member]
Cost of revenues		(4,806,235)	(34,877,403)	0
Other Cost [Member]
Cost of revenues		$ (20,239)	¥ (146,871)	¥ (34,574)